SCHEDULE OF FUTURE AMORTIZATION EXPENSE OF INTANGIBLE ASSETS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
2024 (remaining 9 months)	$ 105,182
2024	140,243	$ 140,243
2025	140,243	140,243
2026	140,243	140,243
2027	140,243	140,243
2028		140,243
Thereafter	180,932
Thereafter		180,932
Total	$ 847,086	$ 882,147